MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following table provides the components of the impairment and other closure costs:

Buildings, plant and equipment
Port Alberni	$17.3
Powell River	12.9
30.2
Goodwill	56.7
Impairment and other closure costs	$86.9

Details Of Restructuring Costs and Asset Impairment Charges [Table Text Block]
The following table provides the components of the impairment and other closure costs:

Buildings, plant and equipment	$801.1
Land	10.8
Operating and maintenance supplies and spare parts inventory	10.1
822.0
Other closure costs – operating lease at paper recycling operation	0.5
Other closure costs – Elk Falls landfill rehabilitation estimate	1.1
Total	$823.6
Classification in consolidated statement of earnings (loss):
Impairment and other closure costs	$661.8
Loss from discontinued operations net of tax	161.8
$823.6